Stockholders' Equity - Summary of Stock Option Activity (Details) - $ / shares	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2022
Share-Based Payment Arrangement [Abstract]
Stock Options, Beginning Balance	2,869,837	3,503,527	0
Stock Options, Granted	359,214	842,872	3,533,627
Stock Options, Forfeited or cancelled	(513,235)	(1,476,562)	(30,100)
Stock Options, Ending balance	2,715,816	2,869,837	3,503,527
Weighted Average Exercise Price, Beginning balance	$ 10.31	$ 10.5	$ 0
Weighted Average Exercise Price, Granted	1.26	9.82	10.5
Weighted Average Exercise Price, Canceled and forfeited	10.5	10.5	10.5
Weighted Average Exercise Price, Ending balance	$ 9.07	$ 10.31	$ 10.5
Weighted-Average Remaining Contractual Life	8 years 7 months 6 days	8 years 9 months 18 days	9 years 7 months 6 days